PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

9.PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Office and electronic equipment	26,218,343	21,073,385	2,968,124
Leasehold improvements	14,104,497	14,254,811	2,007,748
Motor vehicles	1,885,725	1,607,517	226,414
Property and equipment, gross	42,208,565	36,935,713	5,202,286
Less accumulated depreciation	27,518,577	28,696,676	4,041,842
Property and equipment, net	14,689,988	8,239,037	1,160,444

Depreciation expense, for the years ended December 31, 2021, 2022 and 2023, was RMB7,926,513, RMB5,483,032 and RMB6,670,588 (US$939,533), respectively. Costs associated with the repair and maintenance of property and equipment are expensed as incurred.